Financial Risk Management - Additional Information (Details - Textuals 1) £ in Thousands, R$ in Thousands, $ in Billions		12 Months Ended
	May 04, 2021 BRL (R$)	Dec. 31, 2021 BRL (R$)	May 04, 2021 USD ($)	Apr. 23, 2021 GBP (£)	Apr. 23, 2021 BRL (R$)	Mar. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Reduction in the recoverable amount								R$ 148,050
Percentage of reasonably possible increase (decrease) in unobservable input, investment assets		1.00%
Percentage of Discount Applied in Unobservable Input Investment Assets		16.70%
Increase (decrease) in the fair value of the investment due to 1% increase (decrease) in the applied discount (16.7%)		R$ 438
Operations The Body Shop [Member] | Working capital loan [member]
Disclosure of detailed information about financial instruments [line items]
Line of Credit Facility, Maximum Borrowing Capacity				£ 100,000	R$ 742,000	£ 70,000	£ 70,000	R$ 500,835
Natura Cosmticos SA [Member] | ESG debt securities (“Notes ESG”)
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	4.125%		4.125%
Borrowings, maturity	May 3, 2028
Notional Amount	R$ 5,600,000		$ 1.0
Minimum target percentage of reduction in greenhouse gas emissions	13.00%
Minimum target percentage of usage of recycled plastic in packaging	25.00%
Period before target date for lack of report issued by an external verifier attesting to fulfilment of environment goals	30 days
Description of estimated interest rate increase for non-compliance for fulfilment of environment goals	65-basis point